CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 34,326,192	$ 4,976,830	¥ 6,426,715
Restricted cash	57,974,225	8,405,473	59,617,256
Receivables from online payment platforms	587,696	85,208	673,737
Short-term investments	115,112,554	16,689,751	86,516,618
Amounts due from related parties	6,318,830	916,144	4,250,155
Prepayments and other current assets	2,298,379	333,235	3,424,687
Total current assets	216,617,876	31,406,641	160,909,168
Non-current assets
Property, equipment and software, net	1,044,847	151,489	2,203,323
Intangible assets	134,002	19,428	701,220
Right-of-use assets	1,416,081	205,312	938,537
Deferred tax assets	1,045,030	151,515	31,504
Other non-current assets	16,862,117	2,444,777	16,425,966
Total non-current assets	20,502,077	2,972,521	20,300,550
Total Assets	237,119,953	34,379,162	181,209,718
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB1,962,029 and RMB1,671,246 (US$242,308) as of December 31, 2021 and 2022, respectively)	1,676,391	243,054	1,963,007
Customer advances and deferred revenues (including customer advances and deferred revenues of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB1,158,738 and RMB1,369,573 (US$198,569) as of December 31, 2021 and 2022, respectively)	1,389,655	201,481	1,166,764
Payable to merchants (including payable to merchants of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB61,947,517 and RMB62,006,946 (US$8,990,162) as of December 31, 2021 and 2022, respectively)	63,316,695	9,180,058	62,509,714
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB9,360,166 and RMB11,817,208 (US$1,713,334) as of December 31, 2021 and 2022, respectively)	20,960,723	3,039,019	14,085,513
Merchant deposits (including merchant deposits of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB13,360,409 and RMB14,681,913 (US$2,128,677) as of December 31, 2021 and 2022, respectively)	15,058,229	2,183,238	13,577,552
Convertible bonds, current portion	13,885,751	2,013,245
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB138,667 and RMB156,776 (US$22,730) as of December 31, 2021 and 2022, respectively)	602,036	87,287	427,164
Total current liabilities	116,889,480	16,947,382	93,729,714
Non-current liabilities
Convertible bonds	1,575,755	228,463	11,788,907
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB305,068 and RMB290,412 (US$42,106) as of December 31, 2021 and 2022, respectively)	870,782	126,252	544,263
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB19,217 and nil as of December 31, 2021 and 2022, respectively)	13,025	1,888	31,291
Other non-current liabilities			996
Total non-current liabilities	2,459,562	356,603	12,365,457
Total liabilities	119,349,042	17,303,985	106,095,171
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	99,250,468	14,389,965	95,340,819
Statutory reserves	5,000	725
Accumulated other comprehensive (loss)/income	3,322,238	481,679	(2,519,900)
(Accumulated deficits)/retained earnings	15,193,035	2,202,783	(17,706,533)
Total shareholders' equity	117,770,911	17,075,177	75,114,547
Total liabilities and shareholders' equity	237,119,953	34,379,162	181,209,718
Class A ordinary shares
Shareholders' equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized, 5,057,542,676 and 5,278,348,396 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	¥ 170	$ 25	¥ 161